Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other financial assets [Abstract]
Other financial assets - Other non-current financial assets [Text Block]

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2023	322	284	54	660
Changes:
Acquisitions/additions	71	14	20	105
Sales/redemptions/reductions	(33)	(14)	(11)	(58)
Impairments
Value adjustment through OCI	-	(17)		(17)
Value adjustment through P&L	(39)		-	(39)
Translation differences and other	(29)	(14)	(1)	(44)
Reclassifications	(8)	5	15	12
Balance as of December 31, 2023	284	258	77	619

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2022	283	300	47	630
Changes:
Acquisitions/additions	114	18	18	150
Sales/redemptions/reductions	(75)	(3)	(8)	(86)
Impairments	(3)		(1)	(5)
Value adjustment through OCI	-	(35)		(35)
Value adjustment through P&L	5		-	5
Translation differences and other	(2)	5	(1)	2
Reclassifications	1	(2)	(1)	(2)
Balance as of December 31, 2022	322	284	54	660